SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	6 Months Ended
Jun. 30, 2024 segment
Indefinite-Lived Intangible Assets [Line Items]
Reportable segments	4
Trade name
Indefinite-Lived Intangible Assets [Line Items]
Intangible asset useful life	10 years
Minimum | Distributor relationships
Indefinite-Lived Intangible Assets [Line Items]
Intangible asset useful life	20 years
Maximum | Distributor relationships
Indefinite-Lived Intangible Assets [Line Items]
Intangible asset useful life	30 years